Principal Accounting Policies - Intangible assets, advertising and promotional expenses and foreign currency translation (Details) ¥ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 29, 2023 $ / ¥
Advertising and promotional expenses
Advertising and promotional expenses	¥ 10.4	$ 1.5	¥ 10.0	¥ 8.9
Foreign currency translation
Buying rate per US$					7.0999
License right
Intangible assets
Estimated useful lives of assets	over the license period	over the license period
Technology | Equal to or more than
Intangible assets
Estimated useful lives of assets	7 years	7 years
Technology | Less than
Intangible assets
Estimated useful lives of assets	10 years	10 years
Trademark
Intangible assets
Estimated useful lives of assets	10 years	10 years